Loans and advances to customers - Schedule of detail, by classification, of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Customers [Line Items]
Financial assets held for trading	€ 156,118	€ 116,953	€ 114,945
Non-trading financial assets mandatorily at fair value through profit or loss	5,713	5,536	4,486
Financial assets designated at fair value through profit or loss	8,989	15,957	48,717
Financial assets at fair value through other comprehensive income	85,239	108,038	120,953
Financial assets at amortised cost	1,147,044	1,037,898	958,378
Total financial assets	193,716	163,853	176,554
Impairment losses
Loans And Advances To Customers [Line Items]
Total financial assets	(226)	(215)	(284)
Customers
Loans And Advances To Customers [Line Items]
Financial assets held for trading	9,550	6,829	296
Non-trading financial assets mandatorily at fair value through profit or loss	868	537	552
Financial assets designated at fair value through profit or loss	5,774	10,289	24,121
Financial assets at fair value through other comprehensive income	8,215	7,663	9,267
Financial assets at amortised cost	1,011,597	947,364	881,963
Total financial assets	1,036,004	972,682	916,199
Customers | Impairment losses
Loans And Advances To Customers [Line Items]
Total financial assets	(22,684)	(22,964)	(23,595)
Customers | Gross carrying amount
Loans And Advances To Customers [Line Items]
Total financial assets	€ 1,058,688	€ 995,646	€ 939,794